OTHER LIABILITIES - Accounts payable and other liabilities - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of accounts payable and other liabilities [abstract]
Income received for third parties	$ 3,401,968	$ 4,289,835
Suppliers and services payable	3,518,847	3,253,637
Cashier checks	870,091	763,285
Withholdings taxes and labor contributions	720,627	649,277
Contract liability related to concessions	693,960	522,189
Commissions and fees	536,365	518,132
Transactions digital payment platform	411,578	458,498
Dividends payable	354,777	315,324
Collection on behalf of third parties	157,241	183,596
Collection service	106,296	100,119
Value added tax - VAT	79,986	78,731
Insurance payables	63,155	162,293
Financial transactions tax	37,373	19,898
Canceled accounts	36,378	35,693
Checks drawn and not paid	22,119	44,710
Customer loyalty programs	16,529	12,276
Anticipated income	13,882	36,455
Cash surplus	10,644	187,603
Other liabilities	479,443	365,430
Total other liabilities	$ 11,531,259	$ 11,996,981